Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Income from continuing operations for calculating basic and diluted earnings per share	$ 22,954	$ 20,180
Income (loss) from discontinued operations	(272)	84
Net income	$ 22,682	$ 20,264
Weighted-average common shares for calculating basic earnings per share	28,952	29,313
Stock options and nonvested awards	390	642
Weighted-average common shares for calculating diluted earnings per share	29,342	29,955
Income from continuing operations (basic) (in dollars per share)	$ 0.79	$ 0.69
Income from discontinued operations (basic) (in dollars per share)	$ (0.01)	$ 0.00
Net income per basic share (in dollars per share)	$ 0.78	$ 0.69
Income from continuing operations (diluted) (in dollars per share)	$ 0.78	$ 0.68
Income from discontinued operations (diluted) (in dollars per share)	$ (0.01)	$ 0.00
Net income per diluted share (in dollars per share)	$ 0.77	$ 0.68